Pensions and Other Post Retirement Benefits - Defined benefit asset (liability) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pensions and Other Post Retirement Benefits
Defined benefit asset (liability)	$ 564	$ 73
Other assets
Pensions and Other Post Retirement Benefits
Defined benefit asset (liability)	1,121	617
Accounts payable and accrued liabilities
Pensions and Other Post Retirement Benefits
Defined benefit asset (liability)	(41)	(36)
Other long-term liabilities
Pensions and Other Post Retirement Benefits
Defined benefit asset (liability)	$ (516)	$ (508)